Selected quarterly financial results (unaudited)	12 Months Ended
Dec. 31, 2010
Selected quarterly financial results (unaudited)
Selected quarterly financial results (unaudited)

26.  Selected quarterly financial results (unaudited)

	2010 Quarter
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$8,238	$10,409	$11,134	$12,807
Less: Revenues	(687)	(686)	(682)	(666)
Sales	7,551	9,723	10,452	12,141
Cost of goods sold	5,894	7,372	7,752	9,349
Gross margin	1,657	2,351	2,700	2,792
Profit (loss) (1)	$233	$707	$792	$968
Profit (loss) per common share	$0.37	$1.12	$1.25	$1.52
Profit (loss) per common share—diluted (2)	$0.36	$1.09	$1.22	$1.47

	2009 Quarter
	1st	2nd	3rd	4th
Sales and revenues	$9,225	$7,975	$7,298	$7,898
Less: Revenues	(715)	(721)	(715)	(705)
Sales	8,510	7,254	6,583	7,193
Cost of goods sold	7,027	5,752	5,255	5,852
Gross margin	1,483	1,502	1,328	1,341
Profit (loss) (1)	$(112)	$371	$404	$232
Profit (loss) per common share	$(0.19)	$0.61	$0.65	$0.37
Profit (loss) per common share—diluted (2),(3)	$(0.19)	$0.60	$0.64	$0.36

(1) Profit (loss) attributable to common stockholders.

(2) Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

(3) In the first quarter 2009, the assumed exercise of stock-based compensation awards was not considered because the impact would be anti-dilutive.